Financial Instruments - Currency Exchange Rate Derivative Contracts (Details) - 12 months ended Dec. 31, 2025 $ in Millions	USD ($) $ / $ $ / bbl	CAD ($) $ / $ $ / bbl
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of reasonably possible increase	10.00%	10.00%
Canadian dollar contracts | 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD) | $ / $	3,100	3,100
Canadian dollar contracts | 2026 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD) | $ / $	1.35	1.35
Canadian dollar contracts | 2026 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD) | $ / $	1.50	1.50
Gold Bullion hedges | 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | $ / bbl	200,000,000.0	200,000,000.0
Currency risk | Canadian dollar contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Risk exposure associated with instruments sharing characteristic	$ 2.0
Increase of 10%, sensitivity analysis	(6.9)
Decrease of 10%, sensitivity analysis	19.5
Currency risk | Canadian dollar contracts | 2026
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Face amount		$ 276,000,000.0
Currency risk | Gold Bullion hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Risk exposure associated with instruments sharing characteristic	$ 0.3